Commitments and contingencies (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended												6 Months Ended
	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2011 BRL	Dec. 31, 2010 USD ($)	Jun. 30, 2011 Labor and social security claims USD ($)	Dec. 31, 2010 Labor and social security claims USD ($)	Jun. 30, 2011 Civil claims USD ($)	Dec. 31, 2010 Civil claims USD ($)	Jun. 30, 2011 Tax - related actions USD ($)	Dec. 31, 2010 Tax - related actions USD ($)	Jun. 30, 2011 Other Contingencies USD ($)	Dec. 31, 2010 Other Contingencies USD ($)	Jun. 30, 2011 Option One	Jun. 30, 2011 Option Two	Jun. 30, 2011 Option Three
Commitments and Contingencies
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC (as a percent)				21.00%
Shares available for sale under put option as percentage of shares held by Sumic Nickel Netherlands B.V. of VNC (as a percent)																25.00%	50.00%	100.00%
Put option exercise description				if the defined cost of the initial nickel-cobalt development project exceeded US$4.6 billion
Letters of credit and guarantees outstanding	$ 490			$ 490
Provision for contingencies and the related judicial deposits
Provision for contingencies	2,169			2,169			2,043	822	748	558	510	742	746	47	39
Judicial deposits	1,888			1,888			1,731	1,009	874	444	410	429	442	6	5
Contingencies settled	130	431	61	561	76
Recognized provision, Classified as other operating expenses	176	54	101	230	171
Loss contingency having no provision, estimate of possible loss	22,878			22,878			4,787
Number of debentures issued (in debentures)				388,559,056
Par value of debentures issued (in BRL cents per debenture)						0.01
Changes in the provisions for asset retirement obligations
Beginning of period	1,368	1,368	1,129	1,368	1,116
Accretion expense	30	41	31	71	58
Liabilities settled in the current period	(20)	(10)	(2)	(30)	(10)
Revisions in estimated cash flows	(10)	(63)	28	(73)	26
Cumulative translation adjustment	42	32	(24)	74	(28)
End of period	1,410	1,368	1,162	1,410	1,162
Current liabilities	56	71	80	56	80		75
Non-current liabilities	1,354	1,297	1,082	1,354	1,082		1,293
Total	$ 1,410	$ 1,368	$ 1,162	$ 1,410	$ 1,162